Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
10.	Goodwill and Intangible Assets

The carrying amount of goodwill by segment for the periods presented was as follows:

	Specialty Pharmaceuticals	Global Medical Imaging	Total
Goodwill at September 27, 2013	$312.3	$219.7	$532.0
Acquisitions	321.9	—	321.9

Goodwill at March 28, 2014	$634.2	$219.7	$853.9

The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	March 28, 2014		September 27, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$1,749.2	$212.8	$449.2	$196.6
Licenses	201.1	85.5	191.1	79.3
Trademarks	7.9	3.9	7.9	3.8
Other	7.2	1.8	—	—

Total	$1,965.4	$304.0	$648.2	$279.7

Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	18.6		18.6

Total	$53.6		$53.6

On March 19, 2014, the Company completed its acquisition of Cadence. With this acquisition, the Company acquired a $1.3 billion completed technology intangible asset relating to Cadence’s sole product, Ofirmev, the rights to which have been in-licensed from BMS. For more information on the intangible asset, acquisition and BMS license agreement, refer to Note 4.

In March 2014, the Company obtained approval from the U.S. Food and Drug Administration (“FDA”) for XARTEMIS™ XR (oxycodone HCl and acetaminophen) extended-release tablets (CII), resulting in a milestone payment of $10.0 million. In January 2014, the Company purchased royalty rights associated with EXALGO® (hydromorphone HCl) extended-release tablets (CII) for $7.2 million.

Intangible asset amortization expense was $15.5 million and $8.8 million during the three months ended March 28, 2014 and March 29, 2013, respectively, and $24.3 million and $17.7 million during the six months ended March 28, 2014 and March 29, 2013, respectively. The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Remainder of fiscal 2014	$103.1
Fiscal 2015	200.7
Fiscal 2016	198.8
Fiscal 2017	197.4
Fiscal 2018	188.7

11.	Goodwill and Intangible Assets

The changes in the carrying amount of goodwill by segment were as follows:

	Specialty Pharmaceuticals	Global Medical Imaging	Total
Goodwill at September 28, 2012	$287.8	$219.7	$507.5
Acquisitions	24.5	—	24.5

Goodwill at September 27, 2013	$312.3	$219.7	$532.0

The gross carrying amount and accumulated amortization of intangible assets at the end of each period were as follows:

	September 27, 2013		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$449.2	$196.6	$376.1	$173.7
Licenses	191.1	79.3	191.1	67.1
Trademarks	7.9	3.8	7.7	3.5

Total	$648.2	$279.7	$574.9	$244.3

Non-Amortizable:
Trademarks	$35.0		$35.0
In-process research and development	18.6		—

Total	$53.6		$35.0

Intangible asset amortization expense was $35.4 million, $27.3 million and $27.0 million in fiscal 2013, 2012 and 2011, respectively. The estimated aggregate amortization expense on intangible assets owned by the Company is expected to be as follows:

Fiscal 2014	$35.4
Fiscal 2015	35.4
Fiscal 2016	35.3
Fiscal 2017	33.9
Fiscal 2018	25.2